Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	2,036	2,990
Accounts receivable	199,745	165,091
Deferred income tax asset		48,476
Deferred financial assets	215,706	9,198
Other current assets	8,241	7,641
Total	425,728	233,396
Property, plant and equipment:
Oil and natural gas properties (full cost method)	2,632,474	2,420,144
Other capital assets, net	20,591	21,210
Property, plant and equipment	2,653,065	2,441,354
Goodwill	624,390	609,975
Deferred income tax asset	348,117	364,411
Deferred financial assets	30,997	19,274
Marketable securities		13,389
Total Assets	4,082,297	3,681,799
Current liabilities
Accounts payable	351,006	377,157
Dividends payable	18,516	18,250
Current portion of long-term debt	98,933	48,713
Deferred income tax liability	50,805
Deferred financial credits	10,826	37,031
Total	530,086	481,151
Long-term debt	1,037,997	976,585
Deferred financial credits	2,396
Asset retirement obligation	288,692	291,761
Total	1,329,085	1,268,346
Total Liabilities	1,859,171	1,749,497
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2014 - 206 million shares December 31, 2013 - 203 million shares	3,120,002	3,061,839
Paid-in capital	46,906	38,398
Accumulated deficit	(1,039,260)	(1,117,238)
Accumulated other comprehensive income/(loss)	95,478	(50,697)
Total	2,223,126	1,932,302
Total Liabilities & Equity	4,082,297	3,681,799
Commitments, Contingencies and Guarantees